UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2017
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 25.6%

                  BANKS - 10.0%
          30,000  Citigroup Capital XIII (a)...........................      7.41%       10/30/40    $       774,600
           6,799  Citigroup, Inc., Series J (c)........................      7.13%         (b)               190,168
          50,000  Citigroup, Inc., Series K (c)........................      6.88%         (b)             1,390,500
          45,399  FNB Corp. (c)........................................      7.25%         (b)             1,360,608
          65,000  GMAC Capital Trust I, Series 2 (a)...................      6.69%       02/15/40          1,670,500
          19,687  Huntington Bancshares, Inc., Series D ...............      6.25%         (b)               509,106
          15,878  ING Groep N.V. ......................................      6.20%         (b)               401,555
          12,518  ING Groep N.V. ......................................      6.38%         (b)               318,458
          34,373  JPMorgan Chase & Co., Series BB .....................      6.15%         (b)               893,354
         109,000  KeyCorp, Series E (c)................................      6.13%         (b)             2,986,600
          20,000  Merrill Lynch Capital Trust I, Series K (c)..........      6.45%       12/15/66            513,800
          64,200  People's United Financial, Inc., Series A (c)........      5.63%         (b)             1,665,990
          57,797  PNC Financial Services Group, Inc., Series P (c).....      6.13%         (b)             1,639,123
          36,293  Regions Financial Corp., Series A ...................      6.38%         (b)               926,923
          40,000  Royal Bank of Scotland Group PLC, Series L ..........      5.75%         (b)               980,000
          40,000  Royal Bank of Scotland Group PLC, Series S ..........      6.60%         (b)             1,012,400
           8,458  US Bancorp, Series F (c).............................      6.50%         (b)               247,396
             218  Valley National Bancorp, Series A (c)................      6.25%         (b)                 6,104
          25,000  Wells Fargo & Co. (c)................................      5.85%         (b)               649,250
          54,369  Wintrust Financial Corp., Series D (c)...............      6.50%         (b)             1,465,245
             827  Zions Bancorporation, Series G (c)...................      6.30%         (b)                22,370
                                                                                                     ---------------
                                                                                                          19,624,050
                                                                                                     ---------------

                  CAPITAL MARKETS - 1.5%
           8,733  BGC Partners, Inc. ..................................      8.13%       06/15/42            224,787
           3,233  Goldman Sachs Group, Inc. ...........................      5.95%         (b)                81,666
          36,000  Morgan Stanley, Series K (c).........................      5.85%         (b)               904,320
          52,446  State Street Corp., Series G (c).....................      5.35%         (b)             1,335,800
          13,525  Stifel Financial Corp., Series A ....................      6.25%         (b)               350,297
                                                                                                     ---------------
                                                                                                           2,896,870
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.4%
         106,810  KKR Financial Holdings LLC, Series A ................      7.38%         (b)             2,778,128
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
              20  Qwest Corp. .........................................      7.00%       02/01/56                521
                                                                                                     ---------------

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.7%
         110,794  American Homes 4 Rent, Series A (d)..................      5.00%         (b)             3,102,232
          85,975  American Homes 4 Rent, Series B (d)..................      5.00%         (b)             2,405,133
          25,000  DuPont Fabros Technology, Inc., Series C ............      6.63%         (b)               660,750
          38,740  EPR Properties, Series F ............................      6.63%         (b)               979,347
          93,312  Equity Commonwealth .................................      5.75%       08/01/42          2,283,345
          20,000  Kilroy Realty Corp., Series H .......................      6.38%         (b)               503,000
          52,600  VEREIT, Inc., Series F ..............................      6.70%         (b)             1,330,254
                                                                                                     ---------------
                                                                                                          11,264,061
                                                                                                     ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  FOOD PRODUCTS - 0.5%
          38,791  CHS, Inc., Series 2 (c)..............................      7.10%         (b)       $     1,066,365
                                                                                                     ---------------

                  INSURANCE - 5.8%
           7,100  Amtrust Financial Services, Inc. ....................      7.50%       09/15/55            183,464
          33,556  Aspen Insurance Holdings Ltd. .......................      5.63%         (b)               771,788
          26,151  Aspen Insurance Holdings Ltd. (c)....................      5.95%         (b)               686,464
          30,600  Aspen Insurance Holdings Ltd. .......................      7.25%         (b)               789,480
          14,974  Axis Capital Holdings Ltd., Series C ................      6.88%         (b)               379,441
          13,951  Axis Capital Holdings Ltd., Series E ................      5.50%         (b)               314,455
          50,000  Delphi Financial Group, Inc. (c) (e).................      7.38%       05/15/37          1,121,875
          76,317  Endurance Specialty Holdings Ltd., Series C .........      6.35%         (b)             2,002,558
           2,168  Hartford Financial Services Group, Inc. (c)..........      7.88%       04/15/42             66,081
           1,232  Kemper Corp. ........................................      7.38%       02/27/54             32,771
          14,443  National General Holdings Corp. .....................      7.63%       09/15/55            369,019
          16,717  PartnerRe Ltd., Series H ............................      7.25%         (b)               465,568
          21,000  Phoenix Companies, Inc. .............................      7.45%       01/15/32            385,875
          12,225  Reinsurance Group of America, Inc. (c)...............      6.20%       09/15/42            344,623
         132,707  Reinsurance Group of America, Inc. (c)...............      5.75%       06/15/56          3,556,548
                                                                                                     ---------------
                                                                                                          11,470,010
                                                                                                     ---------------

                  MULTI-UTILITIES - 0.4%
          30,000  Just Energy Group, Inc., Series A (c)................      8.50%         (b)               750,000
                                                                                                     ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.3%
          24,597  United States Cellular Corp. ........................      7.25%       12/01/64            651,820
                                                                                                     ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...............................................       50,501,825
                  (Cost $49,164,887)                                                                 ---------------

$100 PAR PREFERRED SECURITIES - 3.9%

                  BANKS - 3.3%
          32,500  CoBank ACB, Series F (c).............................      6.25%         (b)             3,323,125
          27,000  CoBank ACB, Series G ................................      6.13%         (b)             2,634,188
           5,500  Farm Credit Bank Of Texas (c) (e)....................      6.75%         (b)               578,875
                                                                                                     ---------------
                                                                                                           6,536,188
                                                                                                     ---------------

                  CONSUMER FINANCE - 0.6%
          20,000  SLM Corp., Series B (a)..............................      2.66%         (b)             1,151,250
                                                                                                     ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..............................................        7,687,438
                  (Cost $7,184,925)                                                                  ---------------

$1,000 PAR PREFERRED SECURITIES - 5.4%

                  BANKS - 3.5%
             500  AgStar Financial Services ACA (c) (e) (f)............      6.75%         (b)               530,594
           4,000  Farm Credit Bank Of Texas, Series 1 (e)..............     10.00%         (b)             4,810,000


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$1,000 PAR PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
           1,261  Sovereign Real Estate Investment Trust (e) (f).......      12.00%        (b)       $     1,568,368
                                                                                                     ---------------
                                                                                                           6,908,962
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
           2,500  Centaur Funding Corp. (e) (f)........................      9.08%       04/21/20          2,962,500
                                                                                                     ---------------

                  INSURANCE - 0.4%
             980  XLIT Ltd., Series D (a)..............................      4.14%         (b)               786,450
                                                                                                     ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES............................................       10,657,912
                  (Cost $11,096,375)                                                                 ---------------

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 63.7%

                  BANKS - 26.0%
$      1,500,000  Australia & New Zealand Banking Group
                     Ltd. (c) (g) (h)..................................      6.75%         (b)             1,594,276
       2,600,000  Banco Bilbao Vizcaya Argentaria S.A. (c) (h).........      9.00%         (b)             2,719,837
       1,000,000  Banco Mercantil Del Norte S.A. (c) (g) (h)...........      5.75%       10/04/31            932,500
       4,500,000  Bank of America Corp., Series DD (c).................      6.30%         (b)             4,826,250
       1,000,000  Bank of America Corp., Series M (c)..................      8.13%         (b)             1,044,050
       1,500,000  Bank of America Corp., Series Z (c)..................      6.50%         (b)             1,610,625
         500,000  Barclays PLC (c) (h).................................      8.25%         (b)               523,089
         500,000  BNP Paribas S.A. (c) (g) (h).........................      7.63%         (b)               526,250
       1,000,000  Citigroup, Inc., Series E (c) (e)....................      8.40%         (b)             1,076,250
       1,250,000  Citigroup, Inc., Series R (c)........................      6.13%         (b)             1,314,687
       1,000,000  Citigroup, Inc., Series T (c)........................      6.25%         (b)             1,057,500
         500,000  Citizens Financial Group, Inc. (c)...................      5.50%         (b)               503,500
       2,500,000  CoBank ACB, Series I (c).............................      6.25%         (b)             2,647,685
       1,000,000  Commerzbank AG ......................................      8.13%       09/19/23          1,144,550
       1,000,000  Cooperatieve Rabobank UA (c) (g).....................     11.00%         (b)             1,173,750
         753,000  Cooperatieve Rabobank UA (c).........................     11.00%         (b)               883,834
       1,000,000  Credit Agricole S.A. (c) (g) (h).....................      8.13%         (b)             1,065,925
       2,000,000  Credit Agricole S.A. (c).............................      8.38%         (b)             2,211,560
         500,000  Dresdner Funding Trust I ............................      8.15%       06/30/31            579,261
         500,000  ING Groep N.V. (c) (h)...............................      6.88%         (b)               504,525
       1,500,000  JPMorgan Chase & Co., Series S (c)...................      6.75%         (b)             1,643,490
         500,000  KeyCorp Capital II (e)...............................      6.88%       03/17/29            549,733
       1,000,000  Lloyds Bank PLC (c) (g)..............................     12.00%         (b)             1,327,500
       1,800,000  Macquarie Bank Ltd. (c) (h)..........................     10.25%       06/20/57          1,859,378
       1,298,000  Natixis S.A. (c).....................................     10.00%         (b)             1,405,085
       2,559,000  PNC Financial Services Group, Inc. (c)...............      6.75%         (b)             2,814,900
       1,500,000  Royal Bank Of Scotland Group PLC (c) (h).............      8.63%         (b)             1,552,500
       1,500,000  Societe Generale S.A. (c) (g) (h)....................      7.38%         (b)             1,506,525
       4,500,000  Wells Fargo & Co., Series K (c)......................      7.98%         (b)             4,730,625
       1,500,000  Wells Fargo & Co., Series U (c)......................      5.88%         (b)             1,596,562


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
$      4,000,000  Zions Bancorporation, Series J (c)...................      7.20%         (b)       $     4,310,000
                                                                                                     ---------------
                                                                                                          51,236,202
                                                                                                     ---------------

                  CAPITAL MARKETS - 1.4%
          87,000  Charles Schwab Corp. (c).............................      7.00%         (b)                98,875
       1,000,000  Credit Suisse Group AG (c) (g) (h)...................      7.50%         (b)             1,060,815
         500,000  Goldman Sachs Group, Inc., Series L (c)..............      5.70%         (b)               516,700
       1,000,000  UBS Group AG (c) (h).................................      7.13%         (b)             1,033,765
                                                                                                     ---------------
                                                                                                           2,710,155
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.3%
         665,000  Glen Meadow Pass-Through Trust (c) (g)...............      6.51%       02/12/67            568,575
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
       1,000,000  Koninklijke KPN N.V. (c).............................      7.00%       03/28/73          1,080,000
                                                                                                     ---------------

                  ELECTRIC UTILITIES - 6.3%
       3,500,000  Emera, Inc., Series 16-A (c).........................      6.75%       06/15/76          3,832,500
       3,000,000  Enel S.p.A. (c) (g)..................................      8.75%       09/24/73          3,427,500
       1,500,000  PPL Capital Funding, Inc., Series A (c)..............      6.70%       03/30/67          1,387,500
       1,000,000  Southern (The) Co., Series B (c).....................      5.50%       03/15/57          1,035,825
       2,500,000  Southern California Edison Co., Series E (c).........      6.25%         (b)             2,753,750
                                                                                                     ---------------
                                                                                                          12,437,075
                                                                                                     ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.3%
       2,500,000  Transcanda Trust, Series 16-A (c)....................      5.88%       08/15/76          2,643,750
                                                                                                     ---------------

                  FOOD PRODUCTS - 4.0%
       1,300,000  Dairy Farmers of America (e) (f).....................      7.13%         (b)             1,387,750
       3,000,000  Land O'Lakes Capital Trust I (g).....................      7.45%       03/15/28          3,382,500
       3,000,000  Land O'Lakes, Inc. (e) (f)...........................      8.00%         (b)             3,135,000
                                                                                                     ---------------
                                                                                                           7,905,250
                                                                                                     ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.6%
       1,075,000  AES Gener S.A. (c)...................................      8.38%       12/18/73          1,147,885
                                                                                                     ---------------

                  INDUSTRIAL CONGLOMERATES - 1.2%
         966,000  General Electric Co. (c).............................      6.38%       11/15/67            985,320
       1,250,000  General Electric Co., Series D (c)...................      5.00%         (b)             1,301,563
                                                                                                     ---------------
                                                                                                           2,286,883
                                                                                                     ---------------

                  INSURANCE - 20.1%
       1,000,000  AG Insurance S.A. N.V. (c)...........................      6.75%         (b)             1,057,934
       4,200,000  Aquarius & Investments PLC for Swiss Reinsurance Co.,
                     Ltd. (c) .........................................      8.25%         (b)             4,494,000
       1,215,000  Assured Guaranty Municipal Holdings, Inc. (c) (g)....      6.40%       12/15/66          1,005,413
       4,100,000  Catlin Insurance Co., Ltd. (a) (g)...................      4.00%         (b)             3,669,500
       1,000,000  CNP Assurances (c)...................................      6.88%         (b)             1,068,243
       2,500,000  CNP Assurances (c)...................................      7.50%         (b)             2,667,187
       3,300,000  Friends Life Holdings PLC (c)........................      7.88%         (b)             3,564,000
       2,500,000  La Mondiale SAM (c)..................................      7.63%         (b)             2,688,375


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$      2,663,000  Liberty Mutual Group, Inc. (c) (g)...................      7.80%       03/15/37    $     3,049,135
       3,285,000  Liberty Mutual Group, Inc. (c).......................     10.75%       06/15/58          5,001,412
       1,587,000  Metlife Capital Trust X (c) (g)......................      9.25%       04/08/38          2,201,963
       1,250,000  Metlife, Inc. (c)....................................     10.75%       08/01/39          1,937,500
         600,000  Mitsui Sumitomo Insurance Co., Ltd. (c) (g)..........      7.00%       03/15/72            682,542
       1,000,000  Prudential Financial, Inc. (c).......................      5.63%       06/15/43          1,055,000
       2,500,000  QBE Insurance Group, Ltd. (c)........................      6.75%       12/02/44          2,668,750
       2,000,000  QBE Insurance Group, Ltd. (c) (g)....................      7.50%       11/24/43          2,225,000
         500,000  Sirius International Group Ltd. (c) (e) (f)..........      7.51%          (b)              510,000
                                                                                                     ---------------
                                                                                                          39,545,954
                                                                                                     ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.8%
       2,431,400  Enbridge Energy Partners L.P. (c)....................      8.05%       10/01/37          2,370,615
       1,155,000  Enterprise Products Operating LLC, Series B (c)......      7.03%       01/15/68          1,206,825
                                                                                                     ---------------
                                                                                                           3,577,440
                                                                                                     ---------------

                  TRANSPORTATION INFRASTRUCTURE - 0.2%
         400,000  AerCap Global Aviation Trust (c) (g).................      6.50%       06/15/45            414,000
                                                                                                     ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...............................................      125,553,169
                  (Cost $124,521,771)                                                                ---------------

                  TOTAL INVESTMENTS - 98.6%........................................................      194,400,344
                  (Cost $191,967,958) (i)

                  NET OTHER ASSETS AND LIABILITIES - 1.4%..........................................        2,803,895
                                                                                                     ---------------
                  NET ASSETS - 100.0%..............................................................  $   197,204,239
                                                                                                     ===============

-----------------------------

(a) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2017.

(b)   Perpetual maturity.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2017.

(e) Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $29,813,669 or 15.1% of net assets.

(h) This security is a contingent convertible capital security, which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2017, securities noted as such amounted to $14,879,385 or 7.5% of net assets. Of these securities, 6.3% originated in emerging markets and 93.7% originated in foreign markets.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,837,323 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,404,937.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
$25 Par Preferred Securities:
      Insurance...................................  $ 11,470,010   $ 9,962,260  $  1,507,750  $         --
      Other industry categories*..................    39,031,815    39,031,815            --            --
                                                    ------------  ------------  ------------  ------------
Total $25 Par Preferred Securities                    50,501,825    48,994,075     1,507,750            --
$100 Par Preferred Securities:
      Banks.......................................     6,536,188            --     6,536,188            --
      Consumer Finance............................     1,151,250     1,151,250            --            --
                                                    ------------  ------------  ------------  ------------
Total $100 Par Preferred Securities                    7,687,438     1,151,250     6,536,188            --
$1,000 Par Preferred Securities*..................    10,657,912            --    10,657,912            --
Capital Preferred Securities*.....................   125,553,169            --    125,553,169           --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $194,400,344  $ 50,145,325  $144,255,019  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2017 (UNAUDITED)

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2017, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.

                                                  ACQUISITION        SHARES/      CURRENT     CARRYING                  % OF NET
SECURITY                                             DATE          PAR AMOUNT      PRICE        COST         VALUE       ASSETS
---------------------------------------------  -----------------  -------------  ----------  -----------  -----------  -----------
AgStar Financial Services ACA, 6.75%                7/31/15                500   $ 1,061.19  $   526,250  $   530,594      0.27%

Centaur Funding Corp., 9.08%, 4/21/20           7/17/14-1/9/15           2,500     1,185.00    3,128,350    2,962,500      1.50

Dairy Farmers of America, 7.13%                 9/15/16-10/4/16    $ 1,300,000       106.75    1,316,875    1,387,750      0.70

Land O' Lakes, Inc., 8.00%                          7/9/15         $ 3,000,000       104.50    3,000,000    3,135,000      1.59

Sirius International Group Ltd, 7.51%               5/19/15        $   500,000       102.00      525,000      510,000      0.26

Sovereign Real Estate Investment Trust,
  12.00%                                        2/5/15-3/22/16           1,261     1,243.75    1,657,803    1,568,368      0.80
                                                                                             -----------  -----------     ------
                                                                                             $10,154,278  $10,094,212      5.12%
                                                                                             -----------  -----------     ------

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 80.0%

                  AIR FREIGHT & LOGISTICS - 2.6%
           6,472  Forward Air Corp. ..................................................  $      311,886
                                                                                        --------------

                  BANKS - 3.1%
           5,634  Bank of Marin Bancorp. .............................................         378,605
                                                                                        --------------

                  BEVERAGES - 2.9%
           2,272  Boston Beer (The) Co., Inc., Class A (a)............................         349,206
                                                                                        --------------

                  CAPITAL MARKETS - 6.3%
          16,967  Donnelley Financial Solutions, Inc. (a).............................         408,565
           4,692  Morningstar, Inc. ..................................................         357,296
                                                                                        --------------
                                                                                               765,861
                                                                                        --------------

                  ELECTRICAL EQUIPMENT - 3.0%
          17,671  Thermon Group Holdings, Inc. (a)....................................         366,850
                                                                                        --------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.1%
           6,523  MTS Systems Corp. ..................................................         378,986
                                                                                        --------------

                  FOOD PRODUCTS - 2.9%
           9,191  Snyder's-Lance, Inc. ...............................................         352,751
                                                                                        --------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 8.0%
           5,315  Haemonetics Corp. (a)...............................................         211,856
           9,564  Halyard Health, Inc. (a)............................................         367,927
           9,969  Natus Medical, Inc. (a).............................................         389,290
                                                                                        --------------
                                                                                               969,073
                                                                                        --------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.8%
           8,605  Patterson Cos., Inc. ...............................................         358,054
           5,095  VCA, Inc. (a).......................................................         461,607
                                                                                        --------------
                                                                                               819,661
                                                                                        --------------

                  HOTELS, RESTAURANTS & LEISURE - 2.7%
          24,953  Potbelly Corp. (a)..................................................         324,389
                                                                                        --------------

                  INDUSTRIAL CONGLOMERATES - 2.8%
          13,405  Raven Industries, Inc. .............................................         335,795
                                                                                        --------------

                  INSURANCE - 4.8%
           6,695  Brown & Brown, Inc. ................................................         282,060
          18,425  OneBeacon Insurance Group Ltd., Class A ............................         299,038
                                                                                        --------------
                                                                                               581,098
                                                                                        --------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.1%
           2,427  Bio-Techne Corp. ...................................................         246,947
                                                                                        --------------

                  MACHINERY - 11.3%
           4,920  Franklin Electric Co., Inc. ........................................         198,522
           3,650  Graco, Inc. ........................................................         327,003
           3,186  John Bean Technologies Corp. .......................................         275,111
           8,354  Mueller Industries, Inc. ...........................................         336,332


                     See Notes to Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
           2,436  RBC Bearings, Inc. (a)..............................................  $      225,647
                                                                                        --------------
                                                                                             1,362,615
                                                                                        --------------

                  PROFESSIONAL SERVICES - 10.1%
          10,706  Advisory Board (The) Co. (a)........................................         487,123
           5,571  CEB, Inc. ..........................................................         425,903
           5,292  Exponent, Inc. .....................................................         307,201
                                                                                        --------------
                                                                                             1,220,227
                                                                                        --------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
           5,868  RE/MAX Holdings, Inc., Class A .....................................         328,901
                                                                                        --------------

                  SOFTWARE - 3.1%
          17,264  Monotype Imaging Holdings, Inc. ....................................         378,082
                                                                                        --------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.7%
           6,293  Culp, Inc. .........................................................         202,635
                                                                                        --------------
                  TOTAL COMMON STOCKS ................................................       9,673,568
                  (Cost $7,845,509)                                                     --------------

REAL ESTATE INVESTMENT TRUSTS - 5.4%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.4%
          15,350  Gladstone Commercial Corp. .........................................         301,474
          12,488  Rayonier, Inc. .....................................................         348,290
                                                                                        --------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................         649,764
                  (Cost $584,038)                                                       --------------

                  TOTAL INVESTMENTS - 85.4% ..........................................      10,323,332
                  (Cost $8,429,547) (b)

                  NET OTHER ASSETS AND LIABILITIES - 14.6% ...........................       1,763,956
                                                                                        --------------
                  NET ASSETS - 100.0% ................................................  $   12,087,288
                                                                                        ==============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,936,296 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $42,511.


                     See Notes to Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*..................................    $  9,673,568  $  9,673,568  $         --  $         --
Real Estate Investment Trusts*..................         649,764       649,764            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments...............................    $ 10,323,332  $ 10,323,332  $         --  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services - Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2017 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 61.1%

                  AEROSPACE & DEFENSE - 0.6%
$        100,000  B/E Aerospace, Inc., Term Loan B .......................      3.75%        12/16/21    $      100,350
       1,152,463  Transdigm, Inc., Term Loan F - Extended ................      3.77%        06/15/23         1,149,063
                                                                                                         --------------
                                                                                                              1,249,413
                                                                                                         --------------

                  ALTERNATIVE CARRIERS - 0.0%
         103,567  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan ...      3.51%        05/31/22           104,495
                                                                                                         --------------

                  APPAREL RETAIL - 0.1%
         338,150  Neiman Marcus Group, Inc., The, Other Term Loan ........      4.25%        10/25/20           279,495
                                                                                                         --------------

                  APPLICATION SOFTWARE - 2.1%
         782,591  Epicor Software Corp., Term B Loan .....................      4.75%        06/01/22           785,526
         708,974  Informatica Corp. (Ithacalux S.A.R.L), Dollar Term
                     Loan.................................................      4.50%        08/05/22           705,961
         263,636  JDA Software Group (RP Crown Parent, Inc.), Term
                     Loan B...............................................      4.50%        09/22/23           265,482
         912,000  Kronos, Inc., 1st Lien Term Loan .......................      5.00%        10/18/23           921,695
         400,000  LANDesk Software, Inc., Term Loan B ....................      5.25%        01/18/24           402,072
         947,183  Mitchell International, Inc., Initial Term Loan ........      4.50%        10/13/20           951,332
         250,000  Synchronoss Technologies, Term Loan B ..................      4.08%        01/31/24           250,860
         224,819  Triple Point Technologies, Inc., Term Loan B ...........      5.25%        07/10/20           199,526
                                                                                                         --------------
                                                                                                              4,482,454
                                                                                                         --------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.4%
         120,947  Guggenheim Partners Investment Management Holdings LLC,
                     Term Loan B..........................................      3.50%        07/22/23           121,854
         474,519  Hamilton Lane Advisors LLC, Initial Term Loan ..........      4.28%        07/08/22           475,506
         194,521  Victory Capital Holdings (VCH Holdings LLC), Initial
                     Term Loan............................................      8.50%        10/29/21           194,846
                                                                                                         --------------
                                                                                                                792,206
                                                                                                         --------------

                  AUTO PARTS & EQUIPMENT - 0.2%
         133,333  Cooper-Standard Holdings (CS Intermediate Holdco 2 LLC),
                     Term Loan B..........................................      3.50%        11/15/23           134,500
         393,663  Tower Automotive Holdings USA LLC, Initial Term Loan
                     (2014)...............................................      4.00%        04/23/20           396,124
                                                                                                         --------------
                                                                                                                530,624
                                                                                                         --------------

                  AUTOMOTIVE RETAIL - 0.1%
         228,506  KAR Auction Services, Inc., Tranche B-3 Term Loan ......      4.50%        03/09/23           231,147
                                                                                                         --------------

                  BROADCASTING - 1.3%
          46,192  Cumulus Media Holdings, Inc., Term Loan ................      4.25%        12/23/20            30,230


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BROADCASTING (CONTINUED)
$        265,668  Tribune Media Co., Extended Term Loan B ................      3.78%        01/31/24    $      267,440
          63,786  Tribune Media Co., Term B Loan .........................      3.75%        12/27/20            64,089
       1,472,803  Univision Communications, Inc., 2013 Incremental Term
                     Loan ................................................      4.00%        03/01/20         1,474,275
         992,035  Univision Communications, Inc., Replacement First-Lien
                     Term Loan ...........................................      4.00%        03/01/20           994,238
                                                                                                         --------------
                                                                                                              2,830,272
                                                                                                         --------------

                  BUILDING PRODUCTS - 1.1%
       2,340,909  Quikrete Holdings, Inc., Term Loan B ...................      4.00%        11/04/23         2,368,555
                                                                                                         --------------

                  CABLE & SATELLITE - 1.2%
       1,148,438  Cablevision Systems Corp. (CSC Holdings, Inc.), TL B ...      3.77%        10/11/24         1,155,615
         545,298  Cequel Communications LLC (Altice US Finance I Corp.),
                     Term Loan B .........................................      3.88%        01/15/25           551,204
         212,500  Mediacom Broadband LLC, Term Loan K ....................      3.00%        02/19/24           213,097
         600,000  UPC Financing Partnership, Term Loan AN ................      3.77%        08/31/24           600,000
         130,000  Virgin Media Investment Holdings Ltd., Term Loan I .....      3.52%        01/31/25           130,732
                                                                                                         --------------
                                                                                                              2,650,648
                                                                                                         --------------

                  CASINOS & GAMING - 5.1%
         196,875  Amaya Holdings B.V., 2nd Lien TL .......................      8.00%        07/31/22           197,367
       2,865,219  Amaya Holdings B.V., Initial Term B Loan (First Lien)...      5.00%        08/01/21         2,878,657
         249,375  Boyd Gaming Corp., Term Loan B2 ........................      3.76%        09/15/23           251,946
       3,495,511  Caesars Entertainment Resort Properties LLC, Term B
                     Loan ................................................      7.00%        10/11/20         3,525,468
       2,767,429  Caesars Growth Partners LLC, Term B Loan (First Lien)...      6.25%        05/01/21         2,780,685
         166,667  Penn National Gaming, Inc., Term Loan B ................      3.25%        01/13/24           167,847
       1,393,000  Station Casinos, Inc., Term Loan B .....................      3.25%        06/08/23         1,397,360
                                                                                                         --------------
                                                                                                             11,199,330
                                                                                                         --------------

                  COAL & CONSUMABLE FUELS - 0.0%
          67,243  Arch Coal, Inc., PIK Exit Term Loan (c).................     10.00%        10/04/21            67,781
                                                                                                         --------------

                  CONSUMER FINANCE - 0.5%
         163,967  Altisource Solutions S.A.R.L., Term B Loan .............      4.50%        12/09/20           160,073
       1,034,226  Walter Investment Management Corp., Tranche B Term
                     Loan ................................................      4.75%        12/18/20           992,857
                                                                                                         --------------
                                                                                                              1,152,930
                                                                                                         --------------

                  DISTRIBUTORS - 0.2%
         374,063  HD Supply, Inc., New Term Loan B .......................      3.75%        10/17/23           376,868
                                                                                                         --------------

                  DIVERSIFIED CHEMICALS - 0.1%
         196,498  Ineos US Finance LLC, 2022 Dollar Term Loan ............      4.25%        03/31/22           197,235
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  DIVERSIFIED SUPPORT SERVICES - 0.4%
$        744,895  Brickman Group Holdings, Inc, Initial Term Loan (First
                     Lien) ...............................................      4.00%        12/18/20    $      747,435
         166,667  Brickman Group Holdings, Inc, Second Lien Term Loan ....      7.50%        12/17/21           167,361
                                                                                                         --------------
                                                                                                                914,796
                                                                                                         --------------

                  EDUCATION SERVICES - 0.1%
         122,657  Bright Horizons Family Solutions, Inc., Term Loan B ....      3.52%        11/03/23           123,922
                                                                                                         --------------

                  ELECTRIC UTILITIES - 2.4%
         758,333  Dayton Power & Light Co., Term Loan B ..................      4.03%        08/31/22           764,969
         205,063  Energy Future Intermediate Holding Co., DIP Term Loan ..      4.25%        06/30/17           206,175
         296,122  Lightstone Generation LLC, Term Loan B .................      6.50%        12/31/23           299,640
          28,202  Lightstone Generation LLC, Term Loan C .................      6.50%        12/31/23            28,537
       1,800,000  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremental
                     Term Loan (d)........................................      4.02%        12/31/23         1,818,000
       1,668,901  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (d).....      5.00%        08/04/23         1,673,074
         380,627  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (d).....      5.00%        08/04/23           381,578
                                                                                                         --------------
                                                                                                              5,171,973
                                                                                                         --------------

                  ENVIRONMENTAL & FACILITIES SERVICES - 0.9%
         186,480  PSSI (Packers Holdings LLC), Term B Loan ...............      4.75%        12/02/21           188,811
         890,449  ServiceMaster Co., Term Loan B .........................      3.28%        11/02/23           894,527
         776,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                     Loan (First Lien)....................................      4.75%        01/15/21           780,850
                                                                                                         --------------
                                                                                                              1,864,188
                                                                                                         --------------

                  FOOD DISTRIBUTORS - 0.1%
         298,500  US Foods, Inc., Term Loan B ............................      3.78%        06/30/23           300,458
                                                                                                         --------------

                  FOOD RETAIL - 1.1%
       2,438,181  Albertson's LLC, Term Loan B4 ..........................      3.78%        08/22/21         2,448,080
                                                                                                         --------------

                  HEALTH CARE EQUIPMENT - 0.3%
         650,100  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                     Initial Term Loan ...................................      4.25%        06/08/20           633,197
         100,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term
                     Loan B ..............................................      4.25%        01/31/24            99,500
                                                                                                         --------------
                                                                                                                732,697
                                                                                                         --------------

                  HEALTH CARE FACILITIES - 1.8%
         203,276  Acadia Healthcare Co., Inc., Term Loan B1 ..............      3.76%        02/11/22           205,055
         124,063  Acadia Healthcare Co., Inc., Term Loan B2 ..............      3.76%        02/15/23           125,096
       1,155,552  CHS/Community Health Systems, Inc., Incremental 2021
                     Term H Loan .........................................      4.00%        01/27/21         1,091,754
         369,294  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B ....      4.00%        05/15/22           370,523


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$        875,566  Kindred Healthcare, Inc., New Term Loan ................      4.25%        04/09/21    $      876,293
         500,000  Select Medical Corp., Series E Tranche B Term Loan .....   6.00%-7.50%     06/01/18           502,815
         726,164  Select Medical Corp., Term Loan F ......................      7.50%        02/28/21           728,887
                                                                                                         --------------
                                                                                                              3,900,423
                                                                                                         --------------

                  HEALTH CARE SERVICES - 4.4%
         589,021  21st Century Oncology, Inc., Tranche B Term Loan .......      7.13%        04/30/22           546,612
         741,237  Air Medical Group Holdings, Inc., Initial Term Loan ....      4.25%        04/28/22           738,302
          99,750  Air Medical Group Holdings, Inc., Term Loan B1 .........      5.00%        04/28/22            99,625
         136,719  AMAG Pharmaceuticals, Inc., Initial Term Loan ..........      4.75%        08/17/21           136,377
         729,091  CareCore National LLC, Term Loan .......................      5.50%        03/05/21           725,445
         360,093  CHG Healthcare Services, Inc, Term Loan B ..............      4.75%        05/31/23           363,604
         982,500  Curo Health Services Holdings, Inc., Term B Loan (First
                     Lien) ...............................................      6.50%        02/07/22           989,869
         199,500  ExamWorks Group, Inc., Term Loan B .....................      4.25%        07/27/23           200,310
       1,303,946  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                     (First Lien) ........................................      5.25%        07/01/21         1,192,302
         784,004  Surgery Centers Holdings, Inc., Term Loan B ............      4.75%        11/03/20           792,824
         327,513  Surgical Care Affiliates LLC, Term Loan B ..............      3.75%        03/17/22           328,331
       1,980,000  Team Health, Inc., Term Loan B .........................      3.75%        01/31/24         1,976,297
       1,532,627  U.S. Renal Care, Inc., Term Loan B .....................      5.25%        12/30/22         1,443,352
                                                                                                         --------------
                                                                                                              9,533,250
                                                                                                         --------------

                  HEALTH CARE SUPPLIES - 0.1%
         148,936  ConvaTec, Inc., Term Loan B ............................      3.25%        10/31/23           149,961
                                                                                                         --------------

                  HEALTH CARE TECHNOLOGY - 0.2%
         501,774  Cotiviti Corp., Term Loan B ............................      3.61%        09/22/23           505,121
                                                                                                         --------------

                  HOTELS, RESORTS & CRUISE LINES - 0.3%
         478,800  Extended Stay America (ESH Hospitality, Inc.), Term
                     Loan B ..............................................      3.78%        08/31/23           480,509
         150,000  Four Seasons Holdings, Inc., Term Loan B ...............      3.75%        11/21/23           151,829
                                                                                                         --------------
                                                                                                                632,338
                                                                                                         --------------

                  HYPERMARKETS & SUPER CENTERS - 1.4%
       2,656,759  BJ's Wholesale Club, Inc., 1st Lien Term Loan ..........      4.75%        01/31/24         2,649,293
         279,928  BJ's Wholesale Club, Inc., 2nd Lien Term Loan ..........      8.50%        01/26/25           282,727
                                                                                                         --------------
                                                                                                              2,932,020
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
$        200,000  Dynegy Inc., Term Loan C ...............................      4.25%        06/27/23    $      201,318
                                                                                                         --------------

                  INDUSTRIAL CONGLOMERATES - 0.9%
       1,952,803  Gardner Denver, Inc., Initial Dollar Term Loan .........      4.57%        07/30/20         1,929,038
         130,000  Rexnord (RBS Global, Inc.), Term Loan B ................      3.75%        08/21/23           130,732
                                                                                                         --------------
                                                                                                              2,059,770
                                                                                                         --------------

                  INSURANCE BROKERS - 1.7%
         400,000  Amwins Group LLC, Term Loan B (First Lien) .............      3.75%        01/31/24           401,400
       1,041,667  Confie Seguros Holding II Co., Term Loan B                    5.75%        03/30/22         1,045,573
       1,043,128  HUB International Ltd., Initial Term Loan (New) ........      4.00%        10/02/20         1,046,549
         625,000  National Financial Partners Corp., Term Loan B .........      4.50%        12/09/23           632,294
         580,003  USI, Inc. (Compass Investors, Inc.), Initial Term
                     Loan ................................................      4.25%        12/27/19           581,558
                                                                                                         --------------
                                                                                                              3,707,374
                                                                                                         --------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 1.1%
       1,412,675  Numericable U.S. LLC (Altice France S.A.), Term Loan
                     B10 .................................................      4.29%        01/31/25         1,424,160
         410,841  Numericable U.S. LLC (Altice France S.A.), USD TLB-7
                     Loan ................................................      5.14%        01/15/24           415,077
         176,042  Zayo Group LLC, Acquisition TLB3 .......................      3.50%        01/12/24           177,436
         365,625  Zayo Group LLC, Term Loan B2 ...........................      3.50%        01/12/24           368,521
                                                                                                         --------------
                                                                                                              2,385,194
                                                                                                         --------------

                  LEISURE FACILITIES - 1.5%
         988,113  ClubCorp Club Operations, Inc., Term Loan B ............      4.00%        12/15/22           994,288
       1,074,917  Life Time Fitness, Inc., Term Loan B ...................      4.00%        06/10/22         1,075,369
       1,134,140  Planet Fitness Holdings LLC, Term Loan B ...............      4.27%        03/31/21         1,139,811
                                                                                                         --------------
                                                                                                              3,209,468
                                                                                                         --------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.4%
         627,136  Immucor, Inc., Term B-2 Loan ...........................      5.00%        08/19/18           611,457
       2,087,302  InVentiv Health, Inc., Term Loan B .....................      4.75%        09/30/23         2,104,689
         260,054  Millennium Laboratories LLC (New Millennium Holdco.),
                     Closing Date Term Loan (e) ..........................      7.50%        12/21/20           129,593
       1,056,250  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                     Inc.), Initial Term Loan ............................      4.75%        06/30/21         1,047,884
         977,120  Pharmaceutical Product Development, Inc., Initial Term
                     Loan ................................................      4.25%        08/18/22           981,830


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$        395,000  Sterigenics International (STHI Intermediate Holding
                     Corp.), Initial Term Loan ...........................      4.25%        05/16/22    $      395,494
                                                                                                         --------------
                                                                                                              5,270,947
                                                                                                         --------------

                  MANAGED HEALTH CARE - 0.1%
         296,945  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                     Loan B ..............................................      5.00%        06/15/23           301,091
                                                                                                         --------------

                  METAL & GLASS CONTAINERS - 0.4%
         732,626  Berlin Packaging LLC, Initial Term Loan (First Lien) ...      4.50%        10/01/21           737,513
          86,957  Berry Plastics, Inc., Term Loan J ......................      3.29%        01/12/23            87,500
                                                                                                         --------------
                                                                                                                825,013
                                                                                                         --------------

                  MOVIES & ENTERTAINMENT - 1.0%
         133,333  AMC Entertainment, Inc., Term Loan B1 ..................      3.53%        12/15/23           134,367
         392,038  Creative Artists Agency LLC (CAA Holdings LLC), Term
                     Loan B ..............................................      5.00%        12/17/21           396,448
       1,092,717  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD)...      5.07%        07/30/21         1,098,028
         399,000  Live Nation Entertainment, Inc., Term Loan B ...........      3.31%        11/15/23           402,491
         242,788  WME IMG Worldwide, Inc., Term Loan (First Lien) ........      5.25%        05/06/21           243,516
                                                                                                         --------------
                                                                                                              2,274,850
                                                                                                         --------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.1%
         400,000  American Energy Marcellus Holdings LLC (Ascent
                     Resources - Marcellus LLC), Initial Loan (First
                     Lien) ...............................................      5.25%        08/04/20           239,000
         472,222  American Energy Marcellus Holdings LLC (Ascent
                     Resources - Marcellus LLC), Initial Loan (Second
                     Lien) ...............................................      8.50%        08/04/21            48,403
                                                                                                         --------------
                                                                                                                287,403
                                                                                                         --------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 0.4%
         796,000  Wex, Inc., Term Loan B .................................      4.28%        06/30/23           804,955
                                                                                                         --------------

                  PACKAGED FOODS & MEATS - 2.0%
       1,496,250  Amplify Snack Brands, Inc., Term Loan B ................      6.50%        08/31/23         1,469,437
         227,595  B&G Foods, Inc., Tranche B Term Loan ...................      3.77%        11/02/22           229,586
       2,543,724  New HB Acquisition LLC, Term Loan B ....................      4.00%        08/03/22         2,566,618
                                                                                                         --------------
                                                                                                              4,265,641
                                                                                                         --------------

                  PAPER PACKAGING - 1.4%
       2,992,500  Reynolds Group Holdings Inc., Term Loan B ..............      4.25%        02/05/23         2,999,682
                                                                                                         --------------

                  PERSONAL PRODUCTS - 0.1%
         171,429  Prestige Brands, Inc., Term Loan B4 ....................      3.52%        01/19/24           172,929
                                                                                                         --------------

                  PHARMACEUTICALS - 6.0%
         330,206  Akorn, Inc., Loan ......................................      5.25%        04/16/21           333,508
       1,549,082  Amneal Pharmaceuticals LLC, Term Loan B ................      4.50%        11/01/19         1,546,185


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$      1,230,696  Catalent Pharma Solutions, Inc., Term Loan B ...........      3.75%        05/20/21    $    1,241,465
       2,662,407  Concordia Healthcare Corp., Initial Dollar Term Loan ...      5.25%        10/21/21         2,069,196
       1,242,475  Endo Pharmaceuticals Holdings, Inc., 2015 Incremental
                     Term B Loan .........................................      3.81%        06/27/22         1,238,337
         340,000  Grifols Worldwide Operations Ltd., Term Loan B .........      2.96%        01/19/25           341,744
       1,200,000  Horizon Pharma, Inc., Incremental Term Loan ............      5.50%        05/07/21         1,208,004
         989,025  Horizon Pharma, Inc., Term Loan B ......................      5.00%        04/30/21           993,970
       1,082,449  Patheon, Inc (JLL/Delta Dutch Newco B.V.), Initial
                     Dollar Term Loan ....................................      4.25%        03/11/21         1,088,944
       3,045,796  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranche B Term Loan .................................      5.53%        04/01/22         3,057,614
                                                                                                         --------------
                                                                                                             13,118,967
                                                                                                         --------------

                  PROPERTY & CASUALTY INSURANCE - 0.5%
         565,655  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                     Lien) ...............................................      5.00%        12/10/19           485,519
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien) .......................................      6.75%        02/28/22           601,002
                                                                                                         --------------
                                                                                                              1,086,521
                                                                                                         --------------

                  REAL ESTATE SERVICES - 1.3%
       2,783,750  DTZ Worldwide LTD., 2015-1 Additional Term Loan ........      4.25%        11/04/21         2,798,977
          52,632  Realogy Corp., Term Loan B .............................      3.03%        07/20/22            52,947
                                                                                                         --------------
                                                                                                              2,851,924
                                                                                                         --------------

                  RESEARCH & CONSULTING SERVICES - 2.1%
       1,495,709  Acosta, Inc., Term Loan B ..............................      4.25%        09/26/21         1,443,359
       1,125,426  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien) ........................................      4.25%        07/23/21         1,118,741
         200,000  Information Resources, Inc., Second Lien Term Loan .....      9.25%        12/31/24           199,000
       1,700,000  Information Resources, Inc., Term Loan B ...............      5.25%        12/31/23         1,714,875
                                                                                                         --------------
                                                                                                              4,475,975
                                                                                                         --------------

                  RESTAURANTS - 2.3%
         470,304  Focus Brands, Inc., Term Loan B ........................      5.00%        10/05/23           477,161
         480,000  Landry's Restaurants, Inc., Term Loan B ................      4.00%        10/04/23           484,027
       1,000,000  Portillo's Holdings LLC, Second Lien Term Loan .........      9.00%        08/15/22         1,010,000
       2,595,087  Portillo's Holdings LLC, Term B Loan (First Lien) ......      5.50%        08/02/21         2,621,038
         418,929  Red Lobster Management LLC, Initial Term Loan (First
                     Lien) ...............................................      6.25%        07/28/21           424,165
                                                                                                         --------------
                                                                                                              5,016,391
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RETAIL REITS - 0.1%
$        200,000  Capital Automotive LLC, Term Loan (Second Lien) ........      6.00%        04/30/20    $      201,334
                                                                                                         --------------

                  SEMICONDUCTORS - 0.8%
         453,223  Micron Technology, Inc., Term Loan B ...................      4.52%        04/26/22           459,209
         664,835  NXP B.V., Term Loan B ..................................      3.24%        12/07/20           667,627
         716,400  Western Digital Corp., Term Loan B .....................      4.53%        04/29/23           721,773
                                                                                                         --------------
                                                                                                              1,848,609
                                                                                                         --------------

                  SOFT DRINKS - 0.5%
       1,008,518  Keurig Green Mountain, Inc. (Maple Holdings Acquisition
                     Corp.), Term B USD Loan .............................      5.31%        03/03/23         1,022,173
                                                                                                         --------------

                  SPECIALIZED CONSUMER SERVICES - 1.3%
         602,941  Asurion LLC, Term Loan (Second Lien) ...................      8.50%        03/03/21           611,232
         856,605  Asurion LLC, Term Loan B5 ..............................      4.75%        11/03/23           864,992
         247,576  Asurion LLC, New Term Loan B-2 .........................      4.00%        07/08/20           249,690
         885,717  Asurion LLC, TL- B4 ....................................      4.25%        08/04/22           894,946
         250,000  TKC Holdings, Inc., Term Loan B ........................      4.75%        01/31/23           248,750
                                                                                                         --------------
                                                                                                              2,869,610
                                                                                                         --------------

                  SPECIALIZED FINANCE - 0.7%
         395,010  AlixPartners LLP, Term Loan B ..........................      4.00%        07/28/22           397,973
       1,135,627  Duff & Phelps Corp., Initial Term Loan .................      4.75%        04/23/20         1,143,201
                                                                                                         --------------
                                                                                                              1,541,174
                                                                                                         --------------

                  SPECIALTY CHEMICALS - 0.1%
          97,759  Platform Specialty Products Corp. (fka: Macdermid,
                     Inc.), Term Loan B ..................................      5.00%        10/31/23            99,011
          98,500  Trinseo Materials Operating S.C.A., Term Loan B ........      4.25%        10/13/21            99,534
                                                                                                         --------------
                                                                                                                198,545
                                                                                                         --------------

                  SPECIALTY STORES - 1.8%
         256,115  Coinstar, Inc., Term Loan B ............................      5.25%        09/27/23           259,237
         688,251  Party City Holdings, Inc., Term Loan B .................   3.75%-4.24%     08/19/22           683,378
       1,490,549  PetSmart, Inc., Term Loan B ............................      4.00%        03/10/22         1,476,314
         971,114  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............      5.25%        05/25/18           907,506
         751,676  Toys "R" US-Delaware, Inc., Term B4 Loan ...............      9.75%        04/25/20           618,629
                                                                                                         --------------
                                                                                                              3,945,064
                                                                                                         --------------

                  SYSTEMS SOFTWARE - 2.6%
         223,621  Applied Systems, Inc., Initial Term Loan (First
                     Lien) ...............................................      4.00%        01/25/21           225,719
         218,154  Applied Systems, Inc., Initial Term Loan (Second
                     Lien) ...............................................      7.50%        01/24/22           219,040
         828,641  Avast Software B.V. (Sybil Software LLC), Term Loan B...      5.00%        09/30/22           840,035
       2,212,890  BMC Software Finance, Inc., Initial US Term Loan .......      5.00%        09/10/20         2,206,672


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SYSTEMS SOFTWARE (CONTINUED)
$        763,452  Compuware Corp., Term Loan B3 ..........................      5.25%        12/15/21    $      764,025
         250,000  Riverbed Technology, Inc., Term Loan B .................      4.25%        04/24/22           251,688
       1,050,000  Vertafore, Inc., Term Loan B ...........................      4.25%        06/17/23         1,056,562
                                                                                                         --------------
                                                                                                              5,563,741
                                                                                                         --------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
         831,250  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B ......      4.02%        09/07/23           834,783
         831,940  Vertiv, Inc. (Cortes NP Acquisition), Term Loan B ......      6.04%        03/24/21           836,099
                                                                                                         --------------
                                                                                                              1,670,882
                                                                                                         --------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.5%
       1,080,000  Avolon Holdings Ltd., Term Loan B2 .....................      3.50%        01/19/22         1,093,889
                                                                                                         --------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     132,993,114
                  (Cost $133,935,278)                                                                    --------------

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 27.4%

                  AGRICULTURAL PRODUCTS - 0.1%
         150,000  Lamb Weston Holdings, Inc. (f)..........................      4.63%        11/01/24           150,750
                                                                                                         --------------

                  ALTERNATIVE CARRIERS - 0.3%
         600,000  Level 3 Communications, Inc. ...........................      5.75%        12/01/22           622,500
                                                                                                         --------------

                  ALUMINUM - 0.2%
         500,000  Novelis Corp. (f).......................................      5.88%        09/30/26           508,750
                                                                                                         --------------

                  APPLICATION SOFTWARE - 0.5%
       1,000,000  Infor (US), Inc. .......................................      6.50%        05/15/22         1,031,250
                                                                                                         --------------

                  AUTO PARTS & EQUIPMENT - 0.3%
         332,000  Cooper-Standard Automotive, Inc. (f)....................      5.63%        11/15/26           334,696
         250,000  MPG Holdco I, Inc. .....................................      7.38%        10/15/22           270,000
                                                                                                         --------------
                                                                                                                604,696
                                                                                                         --------------

                  BROADCASTING - 2.8%
       1,105,000  Gray Television, Inc. (f)...............................      5.88%        07/15/26         1,100,856
         375,000  LIN Television Corp. ...................................      5.88%        11/15/22           384,375
         188,000  Nexstar Broadcasting, Inc. .............................      6.88%        11/15/20           195,445
         100,000  Nexstar Broadcasting, Inc. (f)..........................      6.13%        02/15/22           104,200
       2,000,000  Nexstar Broadcasting, Inc. (f)..........................      5.63%        08/01/24         2,002,500
       1,000,000  Sinclair Television Group, Inc. (f).....................      5.63%        08/01/24         1,020,000
         215,000  Sinclair Television Group, Inc. (f).....................      5.88%        03/15/26           216,344
         100,000  Sinclair Television Group, Inc. (f).....................      5.13%        02/15/27            94,687
       1,000,000  Univision Communications, Inc. (f)......................      6.75%        09/15/22         1,052,500
                                                                                                         --------------
                                                                                                              6,170,907
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BUILDING PRODUCTS - 0.2%
$        500,000  Cemex Finance LLC (f)...................................      6.00%        04/01/24    $      515,000
                                                                                                         --------------

                  CABLE & SATELLITE - 1.8%
         972,000  Altice US Finance I Corp. (f)...........................      5.50%        05/15/26           998,730
       1,500,000  CCO Holdings LLC/CCO Holdings Capital Corp. ............      5.75%        01/15/24         1,578,750
         200,000  CCO Holdings LLC/CCO Holdings Capital Corp. (f).........      5.88%        04/01/24           215,126
       1,000,000  Cequel Communications Holdings I LLC/Cequel Capital
                     Corp. (f) ...........................................      5.13%        12/15/21         1,018,750
         131,000  CSC Holdings, Inc. (f)..................................      5.50%        04/15/27           133,292
                                                                                                         --------------
                                                                                                              3,944,648
                                                                                                         --------------

                  CASINOS & GAMING - 2.0%
       1,000,000  Caesars Growth Properties Holdings LLC/Caesars Growth
                     Properties Finance, Inc. ............................      9.38%        05/01/22         1,082,500
       1,850,000  MGM Resorts International ..............................      7.75%        03/15/22         2,159,320
         459,000  Penn National Gaming, Inc. (f)..........................      5.63%        01/15/27           460,730
         600,000  Station Casinos LLC ....................................      7.50%        03/01/21           625,500
                                                                                                         --------------
                                                                                                              4,328,050
                                                                                                         --------------

                  COMPUTER & ELECTRONICS RETAIL - 0.0%
         100,000  Energizer Holdings, Inc. (f)............................      5.50%        06/15/25           102,000
                                                                                                         --------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES - 0.7%
         500,000  Meritage Homes Corp. ...................................      7.00%        04/01/22           552,500
         500,000  PulteGroup, Inc. .......................................      5.50%        03/01/26           513,125
         355,000  TRI Pointe Group, Inc./TRI Pointe Homes, Inc. ..........      5.88%        06/15/24           369,200
                                                                                                         --------------
                                                                                                              1,434,825
                                                                                                         --------------

                  FOOD RETAIL - 0.1%
         270,000  Albertson's Cos. LLC/Safeway, Inc./New Alberston's,
                     Inc./Albertson's LLC (f) ............................      5.75%        03/15/25           268,988
                                                                                                         --------------

                  HEALTH CARE EQUIPMENT - 1.0%
       2,050,000  DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. (f)...      8.13%        06/15/21         1,783,500
         300,000  Hill-Rom Holdings, Inc. (f).............................      5.75%        09/01/23           312,750
                                                                                                         --------------
                                                                                                              2,096,250
                                                                                                         --------------

                  HEALTH CARE FACILITIES - 5.0%
       1,375,000  CHS/Community Health Systems, Inc. .....................      8.00%        11/15/19         1,230,625
       1,100,000  CHS/Community Health Systems, Inc. .....................      6.88%        02/01/22           805,750
         375,000  HCA, Inc. ..............................................      5.38%        02/01/25           382,969
         750,000  Healthsouth Corp. ......................................      5.75%        11/01/24           765,937
       1,250,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20         1,237,500
         500,000  Kindred Healthcare, Inc. ...............................      6.38%        04/15/22           436,250
       1,500,000  Select Medical Corp. ...................................      6.38%        06/01/21         1,492,500


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$        500,000  Tenet Healthcare Corp. .................................      5.00%        03/01/19    $      494,375
         500,000  Tenet Healthcare Corp. .................................      6.75%        02/01/20           497,500
       3,500,000  Tenet Healthcare Corp. .................................      8.13%        04/01/22         3,552,500
                                                                                                         --------------
                                                                                                             10,895,906
                                                                                                         --------------

                  HEALTH CARE SERVICES - 0.8%
         487,000  DaVita, Inc. ...........................................      5.00%        05/01/25           476,529
         600,000  Envision Healthcare Corp. ..............................      5.63%        07/15/22           620,250
         510,000  Surgical Care Affiliates, Inc. (f)......................      6.00%        04/01/23           554,625
                                                                                                         --------------
                                                                                                              1,651,404
                                                                                                         --------------

                  HOTELS, RESORTS & CRUISE LINES - 0.4%
         850,000  Felcor Lodging L.P. ....................................      6.00%        06/01/25           898,875
                                                                                                         --------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.0%
         250,000  Calpine Corp. ..........................................      5.50%        02/01/24           245,000
       1,000,000  Calpine Corp. ..........................................      5.75%        01/15/25           982,500
         128,000  NRG Energy, Inc. .......................................      7.88%        05/15/21           133,440
         800,000  NRG Energy, Inc. .......................................      6.25%        07/15/22           828,000
                                                                                                         --------------
                                                                                                              2,188,940
                                                                                                         --------------

                  INDUSTRIAL MACHINERY - 0.1%
         142,000  SPX Flow, Inc. (f)......................................      5.63%        08/15/24           145,195
         142,000  SPX Flow, Inc. (f)......................................      5.88%        08/15/26           145,905
                                                                                                         --------------
                                                                                                                291,100
                                                                                                         --------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
         125,000  Frontier Communications Corp. ..........................      8.88%        09/15/20           133,594
         110,000  Frontier Communications Corp. ..........................      6.25%        09/15/21           103,400
         500,000  Frontier Communications Corp. ..........................      8.75%        04/15/22           508,235
         268,000  Zayo Group LLC/Zayo Capital, Inc. (f)...................      5.75%        01/15/27           275,048
                                                                                                         --------------
                                                                                                              1,020,277
                                                                                                         --------------

                  LEISURE FACILITIES - 0.5%
       1,000,000  ClubCorp Club Operations, Inc. (f)......................      8.25%        12/15/23         1,107,500
                                                                                                         --------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.2%
         237,000  InVentiv Group Holdings, Inc./InVentiv Health, Inc./
                     InVentiv Health Clinical, Inc. (f)...................      7.50%        10/01/24           249,442
         900,000  Jaguar Holding Co. II/Pharmaceutical Product
                     Development, Inc. (f)................................      6.38%        08/01/23           956,250
       1,500,000  Ortho-Clinical Diagnostics Inc. / Ortho-Clinical
                     Diagnostics S.A. (f).................................      6.63%        05/15/22         1,361,250
                                                                                                         --------------
                                                                                                              2,566,942
                                                                                                         --------------

                  MANAGED HEALTH CARE - 1.1%
         100,000  Centene Corp. ..........................................      5.63%        02/15/21           105,230
         100,000  Centene Corp. ..........................................      6.13%        02/15/24           106,500
       2,000,000  MPH Acquisition Holdings LLC (f)........................      7.13%        06/01/24         2,127,500
                                                                                                         --------------
                                                                                                              2,339,230
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  METAL & GLASS CONTAINERS - 0.0%
$        100,000  Owens-Brockway Glass Container, Inc. (f)................      5.88%        08/15/23    $      105,438
                                                                                                         --------------

                  MOVIES & ENTERTAINMENT - 0.5%
         930,000  AMC Entertainment Holdings, Inc. .......................      5.75%        06/15/25           964,875
          61,000  AMC Entertainment Holdings, Inc. (f)....................      5.88%        11/15/26            62,372
         125,000  Cinemark USA, Inc. .....................................      4.88%        06/01/23           126,550
                                                                                                         --------------
                                                                                                              1,153,797
                                                                                                         --------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.6%
         200,000  Murphy Oil Corp. .......................................      6.88%        08/15/24           215,000
         125,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23           120,625
         844,000  Tallgrass Energy Partners L.P./Tallgrass Energy Finance
                     Corp. (f)............................................      5.50%        09/15/24           860,880
                                                                                                         --------------
                                                                                                              1,196,505
                                                                                                         --------------

                  OIL & GAS REFINING & MARKETING - 0.1%
         250,000  CITGO Petroleum Corp. (f)...............................      6.25%        08/15/22           260,000
                                                                                                         --------------

                  OIL & GAS STORAGE & TRANSPORTATION - 0.4%
         575,000  Crestwood Midstream Partners L.P./Crestwood Midstream
                     Finance Corp. .......................................      6.13%        03/01/22           597,425
          75,000  Holly Energy Partners L.P./Holly Energy Finance
                     Corp. (f)............................................      6.00%        08/01/24            78,938
         188,000  Summit Midstream Holdings LLC/Summit Midstream Finance
                     Corp. ...............................................      5.50%        08/15/22           189,410
                                                                                                         --------------
                                                                                                                865,773
                                                                                                         --------------

                  PACKAGED FOODS & MEATS - 0.9%
       1,850,000  Post Holdings, Inc. (f).................................      5.00%        08/15/26         1,793,334
         225,000  TreeHouse Foods, Inc. (f)...............................      6.00%        02/15/24           237,094
                                                                                                         --------------
                                                                                                              2,030,428
                                                                                                         --------------

                  PAPER PACKAGING - 0.4%
         789,000  Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/
                     Reynolds Group Issuer Lu. (f)........................      7.00%        07/15/24           842,159
                                                                                                         --------------

                  PHARMACEUTICALS - 0.1%
         200,000  Quintiles IMS, Inc. (f).................................      5.00%        10/15/26           201,832
                                                                                                         --------------

                  REAL ESTATE SERVICES - 0.4%
         838,000  Realogy Group LLC/Realogy Co-Issuer Corp. (f)...........      4.88%        06/01/23           821,240
                                                                                                         --------------

                  RESTAURANTS - 0.3%
         239,000  Brinker International, Inc. (f).........................      5.00%        10/01/24           233,025
         413,000  Landry's, Inc. (f)......................................      6.75%        10/15/24           426,423
                                                                                                         --------------
                                                                                                                659,448
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  SPECIALIZED REITS - 0.2%
$        500,000  GEO Group, (The) Inc. ..................................      5.88%        01/15/22    $      514,375
                                                                                                         --------------

                  SPECIALTY CHEMICALS - 0.0%
         100,000  Valvoline, Inc. (f).....................................      5.50%        07/15/24           105,250
                                                                                                         --------------

                  SPECIALTY STORES - 0.3%
         675,000  PetSmart, Inc. (f)......................................      7.13%        03/15/23           664,875
                                                                                                         --------------

                  SYSTEMS SOFTWARE - 0.4%
         375,000  BMC Software Finance, Inc. (f)..........................      8.13%        07/15/21           363,750
         519,000  BMC Software, Inc. .....................................      7.25%        06/01/18           526,785
                                                                                                         --------------
                                                                                                                890,535
                                                                                                         --------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
         500,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (f)...      7.13%        06/15/24           547,738
                                                                                                         --------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.3%
         561,000  United Rentals North America, Inc. .....................      5.50%        05/15/27           566,610
                                                                                                         --------------

                  TRUCKING - 0.3%
         600,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                     Inc. (f).............................................      5.13%        06/01/22           585,750
         125,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                     Inc. ................................................      5.50%        04/01/23           121,719
                                                                                                         --------------
                                                                                                                707,469
                                                                                                         --------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.3%
         320,000  SBA Communications Corp. (f)............................      4.88%        09/01/24           313,152
       1,350,000  Sprint Communications, Inc. (f).........................      9.00%        11/15/18         1,481,625
         500,000  Sprint Communications, Inc. ............................      7.00%        08/15/20           536,250
         200,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           212,000
         200,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23           213,040
                                                                                                         --------------
                                                                                                              2,756,067
                                                                                                         --------------
                  TOTAL CORPORATE BONDS AND NOTES......................................................      59,628,327
                  (Cost $59,615,204)                                                                     --------------

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
FOREIGN CORPORATE BONDS AND NOTES - 6.8%

                  AEROSPACE & DEFENSE - 0.4%
         750,000  Bombardier, Inc. (f)....................................      7.75%        03/15/20           801,562
                                                                                                         --------------

                  ALUMINUM - 0.1%
         250,000  Alcoa Nederland Holding BV (f)..........................      6.75%        09/30/24           271,094
                                                                                                         --------------

                  AUTOMOBILE MANUFACTURERS - 0.2%
         500,000  Fiat Chrysler Automobiles N.V. .........................      5.25%        04/15/23           515,000
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
FOREIGN CORPORATE BONDS AND NOTES - (CONTINUED)

                  BUILDING PRODUCTS - 0.5%
$      1,020,000  Cemex S.A.B de C.V. (f).................................      7.25%        01/15/21    $    1,092,675
                                                                                                         --------------

                  CABLE & SATELLITE - 1.1%
       1,000,000  Virgin Media Finance PLC (f)............................      6.00%        10/15/24         1,045,630
         644,000  Ziggo Bond Finance B.V. (f).............................      6.00%        01/15/27           640,522
         642,000  Ziggo Secured Finance B.V. (f)..........................      5.50%        01/15/27           641,198
                                                                                                         --------------
                                                                                                              2,327,350
                                                                                                         --------------

                  CASINOS & GAMING - 0.1%
         170,000  MCE Finance Ltd. (f)....................................      5.00%        02/15/21           171,700
                                                                                                         --------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
       1,000,000  SFR Group S.A. (f)......................................      6.00%        05/15/22         1,032,500
                                                                                                         --------------

                  METAL & GLASS CONTAINERS - 0.3%
         750,000  Ardagh Packaging Finance PLC/Ardagh Holdings USA,
                     Inc. (f).............................................      6.75%        01/31/21           779,063
                                                                                                         --------------

                  PACKAGED FOODS & MEATS - 0.3%
         250,000  JBS USA LUX S.A./JBS USA Finance, Inc. (f)..............      7.25%        06/01/21           259,500
         380,000  JBS USA LUX S.A./JBS USA Finance, Inc. (f)..............      5.88%        07/15/24           394,250
                                                                                                         --------------
                                                                                                                653,750
                                                                                                         --------------

                  PHARMACEUTICALS - 2.9%
         928,000  Capsugel S.A. (f) (g)...................................      7.00%        05/15/19           933,220
         180,000  Concordia Healthcare Corp. (f)..........................      9.00%        04/01/22           153,450
       1,420,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (f).........      6.00%        07/15/23         1,217,650
         915,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (f).........      6.00%        02/01/25           749,156
       1,000,000  Mallinckrodt International Finance S.A./Mallinckrodt
                     CB LLC (f)...........................................      5.75%        08/01/22           932,500
         250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                     CB LLC (f)...........................................      5.63%        10/15/23           222,812
         250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                     CB LLC (f)...........................................      5.50%        04/15/25           216,563
       1,111,000  Valeant Pharmaceuticals International, Inc. (f).........      6.75%        08/15/18         1,101,279
       1,000,000  Valeant Pharmaceuticals International, Inc. (f).........      5.38%        03/15/20           863,750
                                                                                                         --------------
                                                                                                              6,390,380
                                                                                                         --------------

                  RESEARCH & CONSULTING SERVICES - 0.1%
         157,000  Nielsen Co. Luxembourg (The) SARL (f)...................      5.00%        02/01/25           156,215
                                                                                                         --------------

                  SECURITY & ALARM SERVICES - 0.3%
         750,000  Garda World Security Corp. (f)..........................      7.25%        11/15/21           721,875
                                                                                                         --------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................      14,913,164
                  (Cost $15,371,601)                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

     SHARES                                            DESCRIPTION                                           VALUE
----------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS - 0.1%

                  ELECTRIC UTILITIES - 0.1%
          14,134  Vistra Energy Corp. (d) (h)..........................................................  $      229,112
                                                                                                         --------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.0%
           7,900  New Millennium Holdco, Inc. (e) (f) (h)..............................................           8,398
                                                                                                         --------------
                  TOTAL COMMON STOCKS..................................................................         237,510
                  (Cost $257,870)                                                                        --------------

RIGHTS - 0.0%

                  ELECTRIC UTILITIES - 0.0%
          22,964  Vistra Energy Corp. Claim (d) (h) (i)................................................               0
          14,763  Vistra Energy Corp. (d) (h)..........................................................          17,539
                                                                                                         --------------
                                                                                                                 17,539
                                                                                                         --------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.0%
                  New Millennium Holdco, Inc., Corporate Claim Trust (e) (h) (i) (j)...................               0
                  New Millennium Holdco, Inc., Lender Claim Trust (e) (h) (i) (j)......................               0
                                                                                                         --------------
                                                                                                                      0
                                                                                                         --------------
                  TOTAL RIGHTS.........................................................................          17,539
                  (Cost $25,651)                                                                         --------------

                  TOTAL INVESTMENTS - 95.4%............................................................     207,789,654
                  (Cost $209,205,604) (k)

                  NET OTHER ASSETS AND LIABILITIES - 4.6%..............................................       9,939,828
                                                                                                         --------------
                  NET ASSETS - 100.0%..................................................................  $  217,729,482
                                                                                                         ==============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) On October 4, 2016, Arch Coal, Inc. completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, each lender received a portion of a new term loan equal to its closing date term loan percentage pursuant to the new credit agreement and a pro rata share of the newly issued common equity shares in the new company. The company also made a cash distribution to the first lien creditors.

(d) On October 3, 2016, Texas Competitive Holdings (TCEH), completed their reorganization in the form of a tax free spin off from their parent company, Energy Future Holdings. As part of the reorganization, first lien holders received equity in a new entity, TCEH Corp., cash held by the new entity, tax receivable rights, and a beneficial interest in an unsecured claim up to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH Corp. changed its name to Vistra Energy Corp.


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

(e) On December 21, 2015, Millennium Laboratories LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $43,708,301 or 20.1% of net assets.

(g) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2016 through January 31, 2017), this security paid all of its interest in cash.

(h)   Non-income producing security.

(i) This investment is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2017, investments noted as such are valued at $0 or 0.0% of net assets.

(j) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,403,209 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,819,159.


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                   LEVEL 2       LEVEL 3
                                                        TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                      1/31/2017       PRICES        INPUTS        INPUTS
                                                     ------------  ------------  ------------  ------------
Senior Floating-Rate Loan Interests*...............  $132,993,114  $         --  $132,993,114  $         --
Corporate Bonds and Notes*.........................    59,628,327            --    59,628,327            --
Foreign Corporate Bonds and Notes*.................    14,913,164            --    14,913,164            --
Common Stocks:
   Life Sciences Tools & Services..................         8,398            --         8,398            --
   Other Common Stocks*............................       229,112       229,112            --            --
Rights:
   Electric Utilities..............................        17,539            --        17,539            --**
   Life Sciences Tools & Services..................            --**          --            --            --**
                                                     ------------  ------------  ------------  ------------
Total Investments..................................  $207,789,654  $    229,112  $207,560,542  $         --**
                                                     ============  ============  ============  ============

* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

**  Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2016
     Rights                                                     $         -- **
Net Realized Gain (Loss)                                                  --
Net Change in Unrealized Appreciation/Depreciation                        --
Purchases                                                                 --
Sales                                                                     --
Transfers In                                                              --
Transfers Out                                                             --
                                                                ------------
ENDING BALANCE AT JANUARY 31, 2017
     Rights                                                               -- **
                                                                ------------
Total Level 3 holdings                                          $         -- **
                                                                ============

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2017.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

-----------------------------

1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2017 (UNAUDITED)

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2017 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of January 31, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of January 31, 2017.

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 94.3%

                  AIRLINES - 5.3%
          15,531  Delta Air Lines, Inc. ..............................................  $       733,685
          17,388  Southwest Airlines Co. .............................................          909,566
                                                                                        ---------------
                                                                                              1,643,251
                                                                                        ---------------

                  AUTO COMPONENTS - 3.1%
          47,791  Dana, Inc. .........................................................          962,511
                                                                                        ---------------

                  AUTOMOBILES - 3.2%
          31,494  Winnebago Industries, Inc. .........................................          988,912
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.7%
           7,438  Gilead Sciences, Inc. ..............................................          538,883
                                                                                        ---------------

                  BUILDING PRODUCTS - 3.4%
          15,421  Trex Co., Inc. (a)..................................................        1,044,464
                                                                                        ---------------

                  CAPITAL MARKETS - 6.3%
          12,576  MSCI, Inc. .........................................................        1,040,664
          86,956  WisdomTree Investments, Inc. .......................................          895,647
                                                                                        ---------------
                                                                                              1,936,311
                                                                                        ---------------

                  CHEMICALS - 2.1%
          41,884  Calgon Carbon Corp. ................................................          663,862
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 1.4%
           7,455  Jacobs Engineering Group, Inc. .....................................          436,490
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.6%
          18,370  Cognex Corp. .......................................................        1,241,077
           9,295  SYNNEX Corp. .......................................................        1,117,073
                                                                                        ---------------
                                                                                              2,358,150
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.6%
          40,129  Atwood Oceanics, Inc. (a)...........................................          487,969
                                                                                        ---------------

                  FOOD PRODUCTS - 2.1%
          15,749  Cal-Maine Foods, Inc. ..............................................          656,733
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
           8,967  ABIOMED, Inc. (a)...................................................          953,820
          17,058  Anika Therapeutics, Inc. (a)........................................          862,111
                                                                                        ---------------
                                                                                              1,815,931
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.4%
          30,407  Sonic Corp. ........................................................          757,134
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 5.4%
          52,824  KB Home ............................................................          865,257
          36,959  PulteGroup, Inc. ...................................................          794,988
                                                                                        ---------------
                                                                                              1,660,245
                                                                                        ---------------

                  IT SERVICES - 2.7%
           3,608  Alliance Data Systems Corp. ........................................          823,995
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  LEISURE PRODUCTS - 1.8%
          31,818  Nautilus, Inc. (a)..................................................  $       552,042
                                                                                        ---------------

                  MACHINERY - 8.9%
           9,842  Graco, Inc. ........................................................          881,745
          30,179  Trinity Industries, Inc. ...........................................          831,129
          59,603  Wabash National Corp. ..............................................        1,051,993
                                                                                        ---------------
                                                                                              2,764,867
                                                                                        ---------------

                  MEDIA - 5.3%
          13,451  CBS Corp., Class B .................................................          867,455
          24,608  Twenty-First Century Fox, Inc., Class A ............................          772,199
                                                                                        ---------------
                                                                                              1,639,654
                                                                                        ---------------

                  MULTILINE RETAIL - 4.8%
          15,310  Big Lots, Inc. .....................................................          765,500
           9,734  Dollar General Corp. ...............................................          718,564
                                                                                        ---------------
                                                                                              1,484,064
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.7%
          12,576  Valero Energy Corp. ................................................          826,998
                                                                                        ---------------

                  PHARMACEUTICALS - 2.6%
           3,608  Allergan PLC .......................................................          789,755
                                                                                        ---------------

                  ROAD & RAIL - 3.5%
          22,853  Saia, Inc. (a)......................................................        1,098,087
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
          13,559  Monolithic Power Systems, Inc. .....................................        1,182,887
                                                                                        ---------------

                  SOFTWARE - 2.6%
          28,540  Progress Software Corp. ............................................          799,691
                                                                                        ---------------

                  SPECIALTY RETAIL - 2.1%
          15,750  Bed Bath & Beyond, Inc. ............................................          635,513
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 2.0%
          25,260  Skechers U.S.A., Inc., Class A (a)..................................          634,531
                                                                                        ---------------

                  TOTAL INVESTMENTS - 94.3% ..........................................       29,182,930
                  (Cost $25,002,832) (b)

                  NET OTHER ASSETS AND LIABILITIES - 5.7% ............................        1,762,337
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    30,945,267
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,664,833 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $484,735.


                        See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*..................................    $ 29,182,930  $ 29,182,930  $         --  $         --
                                                    ============  ============  ============  ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                         FIRST TRUST AQA(R) EQUITY FUND
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust AQA(R) Equity Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares:
Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

                         FIRST TRUST AQA(R) EQUITY FUND
                          JANUARY 31, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 First Trust Series Fund
                 ---------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2017
     ----------------

* Print the name and title of each signing officer under his or her signature.